Income Taxes - Schedule of deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Net operating loss carry forwards	$ 28,438,000	$ 27,522,000
Orphan drug and research and development credit carry forwards	9,617,000	8,921,000
Equity based compensation	227,000	246,000
Intangibles	1,401,000	1,409,000
Capitalized research and development	2,482,000	2,311,000
Lease Liability	69,000	66,000
Other	(85,000)	(12,000)
Total	42,149,000	40,463,000
Valuation allowance	(42,087,000)	(40,398,000)
Net deferred tax assets	62,000	65,000
Right of use asset	(62,000)	(65,000)
Total gross deferred tax liabilities	(62,000)	(65,000)
Net deferred tax assets	$ 0	$ 0